Note 9 - Stock-based Compensation - Estimated Fair Value of Stock Options (Details) - Employee Stock Option [Member] - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Estimated fair value of options at grant date	$ 96,690	$ 34,350
Average expected life (years) (Year)	6 years	6 years
Average expected volatile factor	35.00%	38.00%
Average risk-free interest rate	2.40%	1.75%
Average expected dividend yield